Finance income and expenses (Tables)	6 Months Ended
Jun. 30, 2019
Finance income and expenses
Schedule of finance income and expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(expressed in millions)	2019	2018	2019	2018
Finance income
Interest	$1.2	$0.7	$1.9	$1.7
	$1.2	$0.7	$1.9	$1.7
Finance expenses
Interest	$1.7	—	$3.6	$—
Standby charges	0.6	$0.5	0.9	1.2
Amortization of debt issue costs	0.2	0.3	0.4	0.5
Accretion of lease liabilities	—	—	0.1	—
	$2.5	$0.8	$5.0	$1.7